LEASE LIABILITY (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2022
LEASE LIABILITY
Lease obligations, beginning	$ 3,328,645	$ 2,582,484
Additions	2,227,188	922,394
Acquisition of a subisidiary		101,333
Interest expense	532,773	223,799
Lease payments	(985,192)	$ (501,365)
Extinguishment of the lease liability	(213,329)
Foreign exchange translation	23,894
Current	438,856		$ 601,732
Long-term	2,889,789		4,312,247
Total	$ 3,328,645		$ 4,913,979